SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) segment shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Net loss	$ (11,322,916)	$ (10,798,318)	$ 8,652
Operating activities	(5,675,011)	(1,283,432)	2,220,418
Accumulated deficits	(14,392,360)	(3,069,137)
Cash and cash equivalents	3,777,382	7,600,300
Working capital	13,503,916
Gross proceeds from the Offering	$ 2,200,000
Transfers and Servicing of Financial Assets, Servicing of Financial Assets, Policy [Policy Text Block]	one
Short-term investments	$ 1,311,939	3,094,208
Accrued interest	8,313	62,788
Allowance for doubtful accounts	879,128	266,351
Allowance for credit loss on loans to third parties and employees	11,084	80,877
Allowance for credit loss for other receivable	0	3,526
Provision for credit loss	18,160	13,247
Inventory reserve	$ 21,425	18,182
Intangible assets estimated useful lives	5 years
Impairment for operating lease right-of-use lease assets	$ 0	0	0
Impairment of long-lived assets	$ 0	0	0
Property, plant and equipment, useful life	5 years
Deferred IPO costs	$ 1,230,132	999,182
Revenue recognized from opening deferred revenue	$ 297,021	164,118	328,384
Revenue, practical expedient, financing component [true false]	true
Research and development expense	$ 95,472	19,954	223,136
Employee social security and welfare benefits expense	$ 410,222	$ 394,779	$ 434,612
Number of dilutive securities (in Shares) | shares	0	0	0
Number of operating segments (in segment) | segment	1
Number of reportable segments (in segment) | segment	1
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Warranties	1 year
Percentage of value added tax	5.00%
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Warranties	3 years
Percentage of value added tax	13.00%
Nonrelated Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 4,411,365	$ 3,976,391
Allowance for credit losses for accounts receivable	1,772,057	668,195	$ 133,449
Allowance for doubtful accounts	$ 879,128	$ 266,351	$ 175,135